Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period		€ 32,093	€ 109,218
Repayments		(648)	(13,032)
Interest paid		(24)	(3,868)
Repurchase settled in cash		(38,233)
Non cash changes: repurchase settled in shares		(38,455)
Non-cash changes: (gain)/loss on recognition or derecognition		43,205	(295)
Non-cash changes: interest expense and other		3,270	8,056
Non-cash changes: other fair value remeasurement			(1,339)
Non cash changes : Effect of the change in foreign currency exchange rates		4	(32)
Liabilities arising from financing activities at end of period	€ 32,093	1,212	98,709
Kreos & Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period		0	23,370
Repayments		0	0
Interest paid		0	(1,125)
Repurchase settled in cash		0
Non cash changes: repurchase settled in shares		0
Non-cash changes: (gain)/loss on recognition or derecognition		0	0
Non-cash changes: interest expense and other		0	2,048
Non-cash changes: other fair value remeasurement			0
Non cash changes : Effect of the change in foreign currency exchange rates		0	0
Liabilities arising from financing activities at end of period	0	0	24,293
Kreos & Claret bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period		0	46,401
Repayments		0	(9,140)
Interest paid		0	(1,974)
Repurchase settled in cash		0
Non cash changes: repurchase settled in shares		0
Non-cash changes: (gain)/loss on recognition or derecognition		0	0
Non-cash changes: interest expense and other		0	4,136
Non-cash changes: other fair value remeasurement			0
Non cash changes : Effect of the change in foreign currency exchange rates		0	0
Liabilities arising from financing activities at end of period	0	0	39,423
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period		0	21,574
Repayments		0	(2,188)
Interest paid		0	(689)
Repurchase settled in cash		0
Non cash changes: repurchase settled in shares		0
Non-cash changes: (gain)/loss on recognition or derecognition		0	(295)
Non-cash changes: interest expense and other		0	680
Non-cash changes: other fair value remeasurement			(1,339)
Non cash changes : Effect of the change in foreign currency exchange rates		0	0
Liabilities arising from financing activities at end of period	0	0	17,743
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period		0	2,488
Repayments	(1,264)	0	(1,250)
Interest paid		0	(43)
Repurchase settled in cash		0
Non cash changes: repurchase settled in shares		0
Non-cash changes: (gain)/loss on recognition or derecognition		0	0
Non-cash changes: interest expense and other		0	44
Non-cash changes: other fair value remeasurement			0
Non cash changes : Effect of the change in foreign currency exchange rates		0	0
Liabilities arising from financing activities at end of period	0	0	1,238
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period		1,856	2,363
Repayments		(648)	(454)
Interest paid		(24)	(36)
Repurchase settled in cash		0
Non cash changes: repurchase settled in shares		0
Non-cash changes: (gain)/loss on recognition or derecognition		0	0
Non-cash changes: interest expense and other		24	36
Non-cash changes: other fair value remeasurement			0
Non cash changes : Effect of the change in foreign currency exchange rates		4	(32)
Liabilities arising from financing activities at end of period	1,856	1,212	1,876
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period		30,237	13,023
Repayments		0	0
Interest paid		0	0
Repurchase settled in cash		(38,233)
Non cash changes: repurchase settled in shares		(38,455)
Non-cash changes: (gain)/loss on recognition or derecognition		43,205	0
Non-cash changes: interest expense and other		3,246	1,112
Non-cash changes: other fair value remeasurement			0
Non cash changes : Effect of the change in foreign currency exchange rates		0	0
Liabilities arising from financing activities at end of period	€ 30,237	€ 0	€ 14,135